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    Supplement to Prospectus dated May 1, 2001 for Pacific Select Exec II-NY
       Flexible Premium Variable Life Insurance Policies (the "policies")
                    Issued by Pacific Life & Annuity Company

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The Equity Income      Effective January 1, 2002, the Equity Income variable
variable investment    investment option will change its name to the Large-Cap
option will change     Core variable investment option.
its name
                       This new name will reflect change in name of the underlying Equity Income portfolio managed by J.P.
                       Morgan Investment Management Inc. Throughout the prospectus or supplement thereof, any reference to the Equity Income portfolio, variable account or variable investment option will change to refer to the Large-Cap
                       Core portfolio, variable account or variable investment option.

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An overview of         The following is added to Your investment options:
Pacific Select         Transferring among investment options:
Exec II-NY is
revised                Beginning October 1, 2001, the restrictions for
                       transfers from the Fixed LT account are temporarily
                       waived during the first policy year. You will be
                       permitted to transfer any amount out of the Fixed LT
                       account at any time during the first twelve policy
                       months. We reserve the right to discontinue this waiver
                       at any time. However, if the waiver is in effect on the
                       date you sign the application for your policy, the
                       waiver on transfer restrictions will remain in effect
                       for your first policy year.
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                       The following is added under Fees and expenses paid by
                       the Pacific Select Fund:

                       Effective January 1, 2002, the advisory fee for the I-Net Tollkeeper Portfolio will be reduced from the annual rate of 1.50% of average daily net assets to 1.40%.

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How premiums work      The following section is added:
is revised
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Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:
Until November 1,
2001, we will           .  by personal check, drawn on a U.S. bank
continue to accept      .  by cashier's check, money order, and traveler's
premium payments           checks in single denominations of $10,000 or more if
made by cashier's          they originate in a U.S. bank.
check, money order,     .  by third party check, when there is a clear
and traveler's             connection of the third party to the underlying
checks in single           transaction
denominations under     .  wire transfers that originate in U.S. banks.
$10,000. If you pay
by any of these        We may not accept premium payments in the following
methods, we will       forms:
not apply your
premium until we        .  cash
have received the       .  credit card or check drawn against a credit card
following                  account
information on the      .  cashier's check, money order or traveler's checks in
payor:                     single denominations of less than $10,000
                        .  cashier's checks, money orders, traveler's checks or
 .  social security         personal checks drawn on non-U.S. banks, even if the
   number                  payment may be effected through a U.S. bank
 .  driver's license     .  third party check, if there is not a clear
   number                  connection of the third party to the underlying
 .  home address            transaction
 .  occupation           .  wires that originate from foreign bank accounts.
 .  date of birth

Supplement dated October 11, 2001
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The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. will be the portfolio manager of the
Aggressive Equity      Aggressive Equity portfolio and the Equity portfolio.
portfolio and the
Equity portfolio
will change

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Your investment        The fifth paragraph of Calculating unit values is
options is revised     replaced with:

                       To calculate the unit value, we multiply the unit value from the previous business day by the net investment factor. The net investment factor for a variable account on any business day is (a) minus (b), divided by (c) where:

                        a) = the net asset value of the variable account as of
                             the close of the prior business day, adjusted by investment performance and any dividends or distributions paid;
                        b) = any charges for any taxes that are, or may become,
                             associated with the operation of the variable account; and
                        c) = the net asset value of the variable account as of
                             the close of the previous business day.
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                       The following is added to the end of sixth bullet point
                       of Transferring among investment options:

                       Beginning October 1, 2001, the restrictions for transfers from the Fixed LT account are temporarily waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

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Withdrawals,           The following section is added to Surrendering your
surrenders and         policy after How we calculate the surrender charge:
loans is revised

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Policy restoration
                       You may request to restore a policy you surrender if
If you surrender       the person insured by the policy is still living.
your policy and use    Here's how it works:
the proceeds to
purchase another        .  We must receive your request to restore the policy
policy we must             along with the full amount of the surrender proceeds
receive your               within 30 days from the original date of the
request to restore         surrender. We will not require evidence of
your policy within         insurability.
60 days of delivery     .  If we assessed a surrender charge when you
of your                    surrendered your policy, we will add the value of
replacement.               the charge to the surrender proceeds we receive from
                           you.
                        .  The surrender proceeds and any refunded surrender
                           charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        .  On the date we process your restoration request, we
                           will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        .  If you had an outstanding loan amount when you
                           surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        .  Once we have restored the policy, we will send you a
                           written confirmation.

                       We will not restore a policy that has been surrendered for an income benefit.

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About PL&A is          PL&A is a stockholder owned company. As such,
revised purchasing and owning a PL&A policy does not confer any membership rights nor ownership rights in PL&A or in any other company affiliated with PL&A.

Form No. 85-23738-01